Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 9	$ 10	$ 15
Charged to costs and expenses	1	2	1
Additions/ (Deductions)	(2)	(3)	(6)
Balance at end of period	8	9	10
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,454	1,634	1,514
Translation adjustment	(30)	7	6
Charged to costs and expenses	201	67	123
Additions/ (Deductions)	(18)	(254)	(9)
Balance at end of period	$ 1,607	$ 1,454	$ 1,634